Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) - Energy Contracts - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative assets
Gross Amount Recognized In Balance Sheet	$ 70	$ 55
Counterparty Netting of Energy Contracts	(30)	(24)
Cash Collateral Posted/(Received)	15	28
Net Amount	55	59
Derivative liabilities
Gross Amount Recognized In Balance Sheet	(199)	(212)
Counterparty Netting of Energy Contracts	30	24
Cash Collateral Posted/(Received)	0	(1)
Net Amount	$ (169)	$ (189)